Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES	Commitments and contingencies
Legal matters
The Company is subject to claims and litigation matters in the ordinary course of business. Management does not believe the resolution of any such matters will have a materially adverse effect on the Company’s financial position or results of operations.
Commitments and other contingencies
The Company leases office space and equipment under non-cancellable lease agreements that expire at various points through 2025. For the three months ended June 30, 2021 and 2020, rental expense under these leases was $2.3 million and $2.5 million, respectively. For the six months ended June 30, 2021 and 2020, rental expense under these leases was $4.6 million and $5.1 million, respectively.
As of June 30, 2021, total future commitments on non-cancelable operating leases with a minimum remaining term in excess of one year are as follows:

2021	$4,129
2022	6,985
2023	5,722
2024	4,336
2025	2,721
2026	709
Total	$24,602
The Company also administers escrow deposits as a service to customers, a substantial portion of which are held at third-party financial institutions. These escrow deposits amounted to $418.7 million and $290.9 million at June 30, 2021 and December 31, 2020, respectively. Such deposits are not reflected on the condensed consolidated balance sheets, but the Company could be contingently liable for them under certain circumstances (for example, if the Company disposes of escrowed assets). Such contingent liabilities have not materially impacted the results of operations or financial condition to date and are not expected to do so in the near term.	Commitments and contingencies
Legal matters
The Company is subject to claims and litigation matters in the ordinary course of business. Management does not believe the resolution of any such matters will have a materially adverse effect on the Company’s financial position or results of operations.
Commitments and other contingencies
The Company leases office space and equipment under non-cancellable lease agreements that expire at various points up through 2025. For the years ended December 31, 2020, 2019, and 2018, rental expense under these leases was $10.3 million, $11.3 million, and $0.3 million, respectively.
The Company also administers escrow deposits as a service to customers, a substantial portion of which are held at third-party financial institutions. These escrow deposits amounted to $290.9 million and $222.8 million at December 31, 2020 and 2019, respectively. Such deposits are not reflected on the consolidated balance sheets, but the Company could be contingently liable for them under certain circumstances (for example, if the Company disposes of escrowed assets). Such contingent liabilities have not materially impacted the results of operations or financial condition to date and are not expected to do so in the near term.
As of December 31, 2020, total future commitments on non-cancelable operating leases with a minimum remaining term in excess of one year are as follows:

2021	$7,473
2022	5,874
2023	4,660
2024	3,435
2025	2,118
2026	219
Total	$23,779

Capitol Investment Corp. V
Loss Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Registration Rights
Pursuant to a registration rights agreement entered into on December 1, 2020, the holders of the shares of Class B common stock, Private Placement Warrants and any warrants that may be issued upon conversion of working capital loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of working capital loans) will be entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Contingent Fee Arrangement
The Company has entered into a fee arrangement with a service provider pursuant to which certain fees incurred by the Company will be deferred and become payable only if the Company consummates a Business Combination. If a Business Combination does not occur, the Company will not be required to pay these contingent fees. As of June 30, 2021, the amount of these contingent fees was approximately $2,963,000. There can be no assurances that the Company will complete a Business Combination.
Related Party Loans
In order to fund working capital deficiencies or finance transaction costs in connection with an intended initial Business Combination, the Company’s Sponsors, officers and directors or their respective affiliates may, but are not obligated to, loan the Company funds as may be required on a non-interest bearing basis. If the Company completes its initial Business Combination, the Company would repay such loaned amounts. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $2,000,000 of such loans may be convertible into warrants of the post-business combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants.
Underwriting Agreement
The underwriters are entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Initial Public Offering or an aggregate of $12,075,000, which were placed in the Trust Account.
Consulting Agreements
In December 2020, subsequent to the consummation of the Initial Public Offering, the Company entered into three consulting arrangements for services to help identify and introduce the Company to potential targets and provide assistance with due diligence, deal structuring, documentation and obtaining shareholder approval for an initial Business Combination. We entered into an additional consulting agreement for similar services in March 2021. These agreements provide for an aggregate monthly fee of $74,167 and aggregate success fees of $1,380,000 payable upon the consummation of an initial Business Combination. The accrual amount under these agreements was zero and approximately $38,300 as of June 30, 2021 and December 31, 2020, respectively. For the three and six months ended June 30, 2021, the Company incurred and paid approximately $222,500 and $411,000, under these agreements, respectively.
Subscription Agreements
On March 2, 2021, Capitol entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 30,000,000 shares of common stock in the combined company (“New Doma Common Stock”) for an aggregate purchase price equal to $300 million (the “PIPE Investment”). The PIPE Investment will be consummated substantially concurrently with the closing of the transactions contemplated by the Merger Agreement, subject to the terms and conditions contemplated by the Subscription Agreements.
COMMITMENTS AND CONTINGENCIES
Registration Rights
Pursuant to a registration rights agreement entered into on December 1, 2020, the holders of the shares of Class B common stock, Founders’ Warrants and any warrants that may be issued upon conversion of working capital loans (and any shares of Class A common stock issuable upon the exercise of the Founders’ Warrants and warrants that may be issued upon conversion of working capital loans) will be entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Contingent Fee Arrangement
The Company has entered into a fee arrangement with a service provider pursuant to which certain fees incurred by the Company will be deferred and become payable only if the Company consummates a Business Combination. If a Business Combination does not occur, the Company will not be required to pay these contingent fees. As of December 31, 2020, the amount of these contingent fees was approximately $404,000. There can be no assurances that the Company will complete a Business Combination.
Related Party Loans
In order to fund working capital deficiencies or finance transaction costs in connection with an intended initial Business Combination, the Company’s Sponsors, officers and directors or their respective affiliates may, but are not obligated to, loan the Company funds as may be required on a non-interest bearing basis. If the Company completes its initial Business Combination, the Company would repay such loaned amounts. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $2,000,000 of such loans may be convertible into warrants of the post-business combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Founders’ Warrants.
Underwriting Agreement
The underwriters are entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Initial Public Offering or an aggregate of $12,075,000, which were placed in the Trust Account.
Consulting Agreements
In December 2020, subsequent to the consummation of the Initial Public Offering, the Company entered into three consulting arrangements for services to help identify and introduce the Company to potential targets and provide assistance with due diligence, deal structuring, documentation and obtaining shareholder approval for an initial Business Combination. These agreements provide for an aggregate monthly fee of $62,500 and aggregate success fees of $1,100,000 payable upon the consummation of an initial Business Combination. The accrual amount under these agreements was approximately $38,300 as of December 31, 2020.